13F-HR

08/14/07

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith,  August 14, 2007

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total: 4,450,814

  TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Advance Auto Parts                   COMMON STOCK 00751Y106 28371  700000   SH  SOLE            700000
Affiliated Managers Group            COMMON STOCK 008252108 4249   33000    SH  SOLE            33000
American Home Mortgage Corp.         COMMON STOCK 02660R107 172    9400     SH  SOLE            9400
American Medical Sys                 COMMON STOCK 02744M108 956    53000    SH  SOLE            53000
Apple Computer Inc.                  COMMON STOCK 037833100 36489  299000   SH  SOLE            299000
Applied Biosystems Group - APP       COMMON STOCK 038020103 21347  699000   SH  SOLE            699000
Bausch & Lomb Inc                    COMMON STOCK 071707103 2777   40000    SH  SOLE            40000
Blackrock Inc                        COMMON STOCK 09247X101 7359   47000    SH  SOLE            47000
Champion Enterprises Inc             COMMON STOCK 158496109 24575  2500000  SH  SOLE            2500000
Charles River Laboratories           COMMON STOCK 159864107 154    3000     SH  SOLE            3000
Charter Communications               COMMON STOCK 16117M107 1215   300000   SH  SOLE            300000
Choicepoint Inc                      COMMON STOCK 170388102 10357  244000   SH  SOLE            244000
Cleco Corporation                    COMMON STOCK 12561W105 8575   350000   SH  SOLE            350000
Comcast Corp CL A                    COMMON STOCK 20030N101 100219 3564000  SH  SOLE            3564000
Corning Inc.                         COMMON STOCK 219350105 92261  3611000  SH  SOLE            3611000
CSK Auto Corporation                 COMMON STOCK 125965103 22580  1227200  SH  SOLE            1227200
CVS/Caremark Corp                    COMMON STOCK 126650100 69787  1914600  SH  SOLE            1914600
Daimlerchrysler AG ADR               ADRS STOCKS  000710000 5517   60000    SH  SOLE            60000
DaVita Inc.                          COMMON STOCK 23918K108 646    12000    SH  SOLE            12000
Delta Air Lines                      COMMON STOCK 247361702 56243  2855000  SH  SOLE            2855000
Devon Energy Corporation             COMMON STOCK 25179M103 127690 1631000  SH  SOLE            1631000
Dillards Inc - Cl A                  COMMON STOCK 254067101 126649 3524900  SH  SOLE            3524900
Downey Financial Corp                COMMON STOCK 261018105 10200  154600   SH  SOLE            154600
DST Systems                          COMMON STOCK 233326107 24079  304000   SH  SOLE            304000
DynCorp International Inc            COMMON STOCK 26817C101 8925   405900   SH  SOLE            405900
Dynegy Inc.-Cl A                     COMMON STOCK 26817G102 7365   780200   SH  SOLE            780200
Eagle Materials Inc                  COMMON STOCK 26969P108 13586  277000   SH  SOLE            277000
Eaton Vance Corp.                    COMMON STOCK 278265103 74390  1683800  SH  SOLE            1683800
Elan Corp PLC - ADR                  ADRS STOCKS  284131208 1030   47000    SH  SOLE            47000
EMC Corp.                            COMMON STOCK 268648102 103369 5711000  SH  SOLE            5711000
Equifax Inc.                         COMMON STOCK 294429105 93286  2100100  SH  SOLE            2100100
Fidelity National Finl Inc           COMMON STOCK 31620R105 578    24400    SH  SOLE            24400
Fidelity National Information        COMMON STOCK 31620M106 386345 7117635  SH  SOLE            7117635
Fiserv Inc                           COMMON STOCK 337738108 95253  1677000  SH  SOLE            1677000
Fleetwood Enterprises                COMMON STOCK 339099103 18100  2000000  SH  SOLE            2000000
Freedom Acquisition Holdings         COMMON STOCK 35645F103 4227   384000   SH  SOLE            384000
Fremont General Corp.                COMMON STOCK 357288109 26587  2471000  SH  SOLE            2471000
Globalsantafe Corp                   COMMON STOCK G3930E101 95659  1324000  SH  SOLE            1324000
Google Inc.                          COMMON STOCK 38259P508 142383 272400   SH  SOLE            272400
Grant Prideco Inc                    COMMON STOCK 38821G101 12111  225000   SH  SOLE            225000
Helix Energy Solutions Group Inc     COMMON STOCK 42330P107 15964  400000   SH  SOLE            400000
Illumina Inc.                        COMMON STOCK 452327109 133078 3278600  SH  SOLE            3278600
Iron Mountain Inc                    COMMON STOCK 462846106 39338  1505500  SH  SOLE            1505500
Kyphon Inc.                          COMMON STOCK 501577100 26530  551000   SH  SOLE            551000
Landamerica Financial Group          COMMON STOCK 514936103 130570 1353200  SH  SOLE            1353200
Mastercard Inc                       COMMON STOCK 57636Q104 147226 887600   SH  SOLE            887600
Medtronic Inc.                       COMMON STOCK 585055106 1244   24000    SH  SOLE            24000
MI Developments Inc - Cl A           COMMON STOCK 55304X104 18872  517900   SH  SOLE            517900
Monster Worldwide Inc.               COMMON STOCK 611742107 1931   47000    SH  SOLE            47000
NCR Corporation                      COMMON STOCK 62886E108 330728 6294800  SH  SOLE            6294800
Nutri/System Inc                     COMMON STOCK 67069D108 265    3800     SH  SOLE            3800
Occidental Petroleum                 COMMON STOCK 674599105 39833  688200   SH  SOLE            688200
Palm Inc                             COMMON STOCK 696643105 1630   101798   SH  SOLE            101798
Parallel Petroleum Corp              COMMON STOCK 699157103 15658  715000   SH  SOLE            715000
Paychex Inc                          COMMON STOCK 704326107 228343 5837000  SH  SOLE            5837000
Pediatrix Medical Group Inc          COMMON STOCK 705324101 2481   45000    SH  SOLE            45000
PepsiCo                              COMMON STOCK 713448108 43579  672000   SH  SOLE            672000
PF Chang's China Bistro Inc          COMMON STOCK 69333Y108 14432  410000   SH  SOLE            410000
Plains Exploration & Production      COMMON STOCK 726505100 72288  1512000  SH  SOLE            1512000
Quadra Realty Inc                    COMMON STOCK 746945104 2814   225000   SH  SOLE            225000
Qualcomm Inc                         COMMON STOCK 747525103 390076 8990000  SH  SOLE            8990000
Research In Motion                   ADRS STOCKS  760975102 3399   17000    SH  SOLE            17000
Southwestern Energy                  COMMON STOCK 845467109 181835 4086200  SH  SOLE            4086200
Staples Inc.                         COMMON STOCK 855030102 9278   391000   SH  SOLE            391000
Suntrust Banks Inc                   COMMON STOCK 867914103 133840 1561000  SH  SOLE            1561000
The Charles Schwab Corporation       COMMON STOCK 808513105 152369 7425400  SH  SOLE            7425400
Thomson Corporation                  COMMON STOCK 884903105 64728  1488000  SH  SOLE            1488000
Time Warner Cable                    COMMON STOCK 88732J108 16752  427677   SH  SOLE            427677
Trimas Corp                          COMMON STOCK 896215209 4229   350100   SH  SOLE            350100
Trizetto Group Inc                   COMMON STOCK 896882107 1452   75000    SH  SOLE            75000
Tween Brands                         COMMON STOCK 901166108 38164  855700   SH  SOLE            855700
Virgin Media Inc                     COMMON STOCK 92769L101 2071   85000    SH  SOLE            85000
Vivo Participacoes SA                ADRS STOCKS  92855S101 63670  12708700 SH  SOLE            12708700
Vulcan Materials Co                  COMMON STOCK 929160109 67578  590000   SH  SOLE            590000
W.P. Stewart & Co. Ltd.              COMMON STOCK G84922106 2837   260600   SH  SOLE            260600
Weatherford Intl Ltd.                COMMON STOCK G95089101 173619 3143000  SH  SOLE            3143000
Yahoo! Inc.                          COMMON STOCK 984332106 12452  459000   SH  SOLE            459000
S REPORT SUMMARY 77 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.